LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

LIQUIDITY AND CAPITAL RESOURCES

As of 31 December 2020, TORM’s cash and cash equivalents including restricted cash totaled USD 136m (2019: USD 72m; 2018: USD 127m), and undrawn and committed credit facilities amounted to USD 132m (2019: USD 173m; 2018: USD 279m). The undrawn and committed credit facilities consisted of a USD 45m Working Capital Facility and two leasing facilities of USD 76m and USD 11m with BoComm Leasing. TORM had two newbuildings (2019: four; 2018: nine) and one secondhand vessel on order. The newbuildings are for delivery in late 2021 and early 2022 respectively and the secondhand vessel is for delivery in early 2021. The total outstanding CAPEX related to these newbuildings was USD 86m (2019: USD 51m; 2018: USD 258m) and is mainly financed by the committed BoComm Leasing facilities of USD 76m. The secondhand vessel will be financed by traditional bank mortgage financing.

TORM has a Syndicated Facilities Agreement which includes a USD 299m Term Facility Agreement and an undrawn USD 45m Working Capital Facility both with maturity in 2026. The Term Facility Agreements were refinanced in 2020.  In addition to the Syndicated Facilities, TORM has a USD 150m Term Facility Agreement with Danish Ship Finance with maturity in 2027. Furthermore, TORM has a USD 81m Term Facility Agreement and a USD 33m Term Facility Agreement with Hamburg Commercial Bank with maturity in 2025, with China Export-Import Bank of USD 96m with maturity in 2030 and with KfW-IPEX Bank of USD 44m with maturity in 2032. As of 31 December 2020, the scheduled minimum payments on mortgage debt and bank loans in 2021 were USD 89m.

TORM has lease agreements of a total USD 83m with various Japanese leasing providers and a USD 58m lease agreement with BoComm Leasing expiring in 2025. Furthermore, TORM has two committed leasing facilities with BoComm Leasing, a leasing facility of USD 76m to finance the two newbuilding vessels on order, and a leasing facility of USD 11.2m to finance scrubber and ballast water treatment systems installations. As of 31 December 2020, the scheduled repayments on lease agreements in 2021 were USD 16m.

TORM’s bank debt facilities include financial covenants related to:

•	Minimum liquidity (cash and cash equivalents minimum amount requirement at all times)
•	Minimum security value (loan-to-value for individual borrowings)
•	Equity ratio (minimum level)

During 2020, 2019 and 2018, TORM did not have any covenant breaches.

SUBSEQUENT EVENTS

•	On 5 January 2021, TORM signed an Additional Facilities Agreement of USD 56.4m with Danish Ship Finance to finance two MR vessels and with option of financing one more vessel.
•	On 7 January 2021, the drawdown of USD 13.6m from the DSF Facilities Agreement was made to finance the purchase of the MR vessel TORM India.
•	On 29 January 2021, the drawdown of USD 13.6m from the DSF Facilities Agreement took place to finance the purchase of the MR vessel TORM Philippines.
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On 25 January 2021, TORM carried out a capital increase due to the exercise of Restricted Share Units as part of the Company’s incentive program. TORM increased its share capital by 7,089 A-shares corresponding to a nominal value of USD 70.89. After the capital increase, TORM’s share capital amounts to USD 748,630.20 divided into 74,863,018 A-shares of USD 0.01 each, one B-share of USD 0.01 and one C-share of USD 0.01. A total of 74,863,018 votes are attached to the A-shares.

•	On 5 February 2021, the drawdown of USD 11.2m from Bocomm Leasing took place to finance the installation of scrubbers for the four vessels financed by BoComm Leasing.
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On 1 March 2021 TORM entered into an agreement to purchase eight 2007-2012 built MR product tanker vessels from TEAM Tankers Deep Sea Ltd. for a total cash consideration of USD 82.5m and the issuance of 5.97 million shares, corresponding to approximately 8% of TORM's current outstanding shares. Six of the vessels have specialized cargo tank configurations and extended tank segregations (IMO 2), allowing for enhanced trading flexibility through chemical trading options. Based on broker valuations, the market value of the acquired vessels is assessed at USD 148m.

TORM has obtained attractive terms on the financing with maturities in 2026.The 2009-2012 built vessels will be financed by increasing TORM's existing Syndicated Term Facility with a new Revolving Facility of up to USD 67m provided pro rata by the existing syndicate banks (ABN AMRO, Danske Bank, ING, Nordea, Credit Agricole, Société  Générale and Swedbank), and the 2007-2008 built vessels will be financed through a new term facility with Hamburg Commercial Bank amounting up to USD 28m. The financing is subject to finalization of the documentation.

The vessels are scheduled to be delivered during the second and third quarter of 2021, and in connection with each delivery, TORM will issue the 5.97 million shares to TEAM Tankers in tranches based on the individual vessel's relative value. The agreed individual share issuances are subject to adjustments related to potential capital increases and shareholder distributions, as applicable.